Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
REVENUE	$ 51,351	$ 70,327	$ 51,556	$ 46,028	$ 72,547	$ 70,759	$ 52,208	$ 35,545	$ 59,496	$ 240,458	$ 218,008	$ 175,556
Operating income	14,587	28,939	8,904	8,335	24,974	18,954	10,506	4,335	9,501	71,152	43,296	(31,964)
Net income (loss)	$ 1,738	$ 19,945	$ 1,129	$ 1,270	$ 14,706	$ 11,842	$ (5,111)	$ (5,026)	$ 511	$ 37,050	$ 2,216	$ (63,417)